Offsetting financial assets and financial liabilities (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of offsetting of financial assets [line items]
Gross amounts		£ 634,386	£ 593,004
Amounts offset	[1]	(308,780)	(254,390)
Net amounts reported on the balance sheet		325,606	338,614
Financial instruments		(176,022)	(172,014)
Financial collateral	[2]	(136,413)	(154,492)
Net amount		13,171	12,108
Amounts not subject to enforceable netting arrangements	[3]	3,589	5,073
Balance sheet total	[4]	329,195	343,687
Disclosure of offsetting of financial liabilities [line items]
Gross amounts		(660,171)	(609,333)
Amounts offset	[1]	307,414	253,932
Net amounts reported on the balance sheet		(352,757)	(355,401)
Financial instruments		176,022	172,014
Financial collateral	[2]	167,273	172,999
Net amount		(9,462)	(10,388)
Amounts not subject to enforceable netting arrangements	[3]	(6,901)	(10,053)
Balance sheet total	[4]	(359,658)	(365,454)
Derivatives [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts		(255,005)	(233,492)
Amounts offset	[1]	31,180	18,229
Net amounts reported on the balance sheet		(223,825)	(215,263)
Financial instruments		176,022	172,014
Financial collateral	[2]		32,900
Net amount		(9,460)	(10,349)
Amounts not subject to enforceable netting arrangements	[3]	(5,115)	(4,329)
Balance sheet total	[4]	(228,940)	(219,592)
Repurchase agreements and other similar secured borrowing [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts	[5]	(405,166)	(375,841)
Amounts offset	[1],[5]	276,234	235,703
Net amounts reported on the balance sheet	[5]	(128,932)	(140,138)
Financial instruments	[5]	0	0
Financial collateral	[2],[5]	128,930	140,099
Net amount	[5]	(2)	(39)
Amounts not subject to enforceable netting arrangements	[3],[5]	(1,786)	(5,724)
Balance sheet total	[4],[5]	(130,718)	(145,862)
Derivatives [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts		260,611	239,344
Amounts offset	[1]	(32,546)	(18,687)
Net amounts reported on the balance sheet		228,065	220,657
Financial instruments		(176,022)	(172,014)
Financial collateral	[2]	(38,872)	(36,977)
Net amount		13,171	11,666
Amounts not subject to enforceable netting arrangements	[3]	1,576	2,026
Balance sheet total	[4]	229,641	222,683
Reverse repurchase agreements and other similar secured lending [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts	[5]	373,775	353,660
Amounts offset	[1],[5]	(276,234)	(235,703)
Net amounts reported on the balance sheet	[5]	97,541	117,957
Financial instruments	[5]	0	0
Financial collateral	[2],[5]	(97,541)	(117,515)
Net amount	[5]	0	442
Amounts not subject to enforceable netting arrangements	[3],[5]	2,013	3,047
Balance sheet total	[4],[5]	£ 99,554	£ 121,004

[1]

Amounts offset for Derivative financial assets additionally include s cash collateral netted of £4,099m ( 2018 : £2,187 m). Amounts offset for Derivative financial liabilities additionally include s cash collateral netted of £ 5,465 m ( 2018 : £ 2,645 m). Settlements assets and liabilities have been offset amounting to £ 14,079 m ( 2018 : £ 23,095 m)

[2]

Financial collateral of £ 38,872 m ( 2018 : £3 6 , 977 m) was received in respect of derivative assets, including £ 33,469 m ( 2018 : £3 1,475 m) of cash collateral and £ 5,403 m ( 2018 : £ 5,502 m) of non-cash collateral. Financial collateral of £38,343 m ( 2018 : £3 2,900 m) was placed in respect of derivat ive liabilities, including £35,423 m ( 2018 : £ 29,783 m) of cash collateral and £ 2,920 m ( 2018 : £ 3,117 m) of non-c ash collateral. The collateral amounts are limited to net balance sheet exposure so as to not include over-collateralisation

[3]	This column includes contractual rights of set-off that are subject to uncertainty under the laws of the relevant jurisdiction
[4]	T he balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable netting arrangements and ‘Amounts not subject to enforceable netting arrangements’
[5]

Reverse Repurchase agreements and other similar secured lending of £ 99,554m ( 2018 : £1 21,004 m) is split by fair value £ 97, 823 m ( 2018 : £1 19,391 m) and amortised cost £ 1,731 m ( 2018 : £ 1,613 m). Repurchase agreements and other similar secured borrowing of £ 130,718 m ( 2018 : £1 45,862 m) is split by fa ir value £ 128,686 m ( 2018 : £138,484 m) and amortised cost £ 2,032 m ( 2018 : £ 7,378 m).